Taxation (Narrative) (Details)	12 Months Ended									12 Months Ended														12 Months Ended							3 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 KRW	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 China [Member] CNY	Dec. 31, 2013 China [Member] CNY	Dec. 31, 2012 China [Member] CNY	Dec. 31, 2014 Cayman Islands [Member] CNY	Dec. 31, 2014 Korea [Member]	Dec. 31, 2013 Korea [Member]	Dec. 31, 2012 Korea [Member]	Dec. 31, 2014 Korea [Member] Maximum [Member]	Dec. 31, 2014 Korea [Member] Minimum [Member]	Dec. 31, 2014 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2013 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2012 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2014 Games International [Member]	Dec. 31, 2013 Games International [Member]	Dec. 31, 2012 Games International [Member]	Dec. 31, 2014 Lansha [Member] China [Member] USD ($)	Dec. 31, 2014 Lansha [Member] China [Member] CNY	Dec. 31, 2014 VIEs [Member] China [Member] CNY	Dec. 31, 2014 Actoz [Member] Korea [Member]	Dec. 31, 2013 Actoz [Member] Korea [Member]	Dec. 31, 2012 Actoz [Member] Korea [Member]	Dec. 31, 2014 Eyedentity [Member] Korea [Member] CNY	Dec. 31, 2013 Eyedentity [Member] Korea [Member] CNY	Dec. 31, 2012 Eyedentity [Member] Korea [Member] CNY	Dec. 31, 2014 High and New Technology Enterprises [Member] China [Member]	Jun. 30, 2014 High and New Technology Enterprises [Member] Shengqu [Member] China [Member] USD ($)	Jun. 30, 2014 High and New Technology Enterprises [Member] Shengqu [Member] China [Member] CNY	Jun. 30, 2013 High and New Technology Enterprises [Member] Shengqu [Member] China [Member] CNY	Dec. 31, 2014 High and New Technology Enterprises [Member] Shengqu [Member] China [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Shengqu [Member] China [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengqu [Member] China [Member]	Dec. 31, 2014 High and New Technology Enterprises [Member] Chengdu Aurora [Member] China [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Chengdu Aurora [Member] China [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Chengdu Aurora [Member] China [Member]	Dec. 31, 2014 High and New Technology Enterprises [Member] Lansha [Member] China [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Lansha [Member] China [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Lansha [Member] China [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Lansha [Member] China [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengji [Member] China [Member]	Dec. 31, 2014 Software Development Enterprise [Member] China [Member]	Dec. 31, 2014 Software Development Enterprise [Member] Shengji [Member] China [Member]	Dec. 31, 2013 Software Development Enterprise [Member] Shengji [Member] China [Member]	Dec. 31, 2012 Software Development Enterprise [Member] Shengji [Member] China [Member] CNY	Dec. 31, 2011 Software Development Enterprise [Member] Shengji [Member] China [Member]	Dec. 31, 2010 Software Development Enterprise [Member] Shengji [Member] China [Member]	Dec. 31, 2009 Software Development Enterprise [Member] Shengji [Member] China [Member]	Dec. 31, 2014 Key National Software Enterprise [Member] China [Member]	Dec. 31, 2014 Key National Software Enterprise [Member] Shengqu [Member] China [Member]	Dec. 31, 2012 Key National Software Enterprise [Member] Shengqu [Member] China [Member]	Dec. 31, 2011 Key National Software Enterprise [Member] Shengqu [Member] China [Member]
Income Tax and Tax Rate [Line Items]
Withholding income tax accrued	$ 1,600,000					51,200,000	54,400,000	54,500,000	0																		10,100,000	0	5,500,000
Applicable tax rate															16.50%	16.50%	16.50%	17.00%	17.00%	17.00%				22.00%	24.20%	24.20%	22.00%	22.00%	24.20%					15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		25.00%						12.50%	12.50%	12.50%
Unified income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Time interval of high and new technology enterprises qualification re-assessment																														3 years
Preferential income tax rate																														15.00%										15.00%	15.00%	15.00%	15.00%		12.50%	15.00%	15.00%	15.00%				10.00%	10.00%	10.00%	10.00%
Income tax exemption period																																													2 years					2 years	2 years
Preferential income tax rate period																																											3 years	3 years	3 years		3 years	3 years	3 years			2 years
Income tax expenses reversed for the excess tax charge																					1,800,000	11,200,000									8,900,000	55,200,000	97,200,000
Expired date of preferential income tax rate entitlement																																											Dec. 31, 2012
Tax reduction rate																																															50.00%	50.00%	50.00%
Effective date of preferential income tax rate entitlement																																																			Jan. 01, 2009
Additional tax charges																																																21,900,000
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies						10.00%				15.00%																			10.00%
Withholding income tax rate on dividends, foreign invested enterprises to Hong Kong holding companies						5.00%
Accumulated undistributed profits																							1,914,200,000
Progressive tax rate for corporation's annual taxable income up to KRW200 million										11.00%	11.00%	11.00%
Progressive tax rate for corporation's annual taxable income over KRW200 million but less than KRW 20 billion										22.00%	22.00%	22.00%
Progressive tax rate for corporation's annual taxable income over KRW20 billion										24.20%	24.20%	24.20%
Withholding income tax rate on dividends, foreign invested enterprises to Singapore holding companies													10.00%
Preferential qualification, withholding income tax rate on dividends, percentage of shares of foreign invested enterprise owned by foreign investor directly														25.00%
Total tax credit carry forwards		182,400,000	32,241,000,000
Tax credit carry forwards, expire in 2015		53,900,000	9,534,000,000
Tax credit carry forwards, expire in 2016		63,900,000	11,287,000,000
Tax credit carry forwards, expire in 2017		39,000,000	6,887,000,000
Tax credit carry forwards, expire in 2018		25,600,000	4,533,000,000
Tax net opeating loss carry forward		16,200,000